AB Bond Fund, Inc.

AB Total Return Bond Portfolio

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 29.2%
Industrial – 17.3%
Basic – 1.6%
Alpek SAB de CV 4.25%, 09/18/2029(a)	U.S.$	203	$218,098
DuPont de Nemours, Inc. 4.205%, 11/15/2023		485	533,398
4.493%, 11/15/2025		485	562,745
Eastman Chemical Co. 3.80%, 03/15/2025		220	243,452
Fresnillo PLC 4.25%, 10/02/2050(a)		1,126	1,193,926
Glencore Funding LLC 4.125%, 05/30/2023(a)		516	556,454
GUSAP III LP 4.25%, 01/21/2030(a)		535	584,298
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		268	301,165
Inversiones CMPC SA 4.375%, 04/04/2027(a)		490	550,699
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		225	238,570
Nutrition & Biosciences, Inc. 1.832%, 10/15/2027(a)		196	200,304
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		350	383,141
4.875%, 09/19/2022(a)		225	238,050
Suzano Austria GmbH 3.75%, 01/15/2031		145	153,367

			5,957,667

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		117	125,663

Communications - Media – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		48	54,471
4.80%, 03/01/2050		129	146,807
5.125%, 07/01/2049		198	234,084
Comcast Corp. 3.45%, 02/01/2050		331	367,963
Cox Communications, Inc. 2.95%, 06/30/2023(a)		233	244,967
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030		460	562,249
Prosus NV 3.68%, 01/21/2030(a)		203	217,717
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		533	540,495
2.39%, 06/03/2030(a)		460	463,450

	Principal Amount (000)		U.S. $ Value
3.24%, 06/03/2050(a)	U.S.$	328	$327,128
ViacomCBS, Inc. 4.20%, 05/19/2032		115	136,231
4.95%, 01/15/2031		189	233,738
Walt Disney Co. (The) 2.75%, 09/01/2049		380	374,262
Weibo Corp. 3.375%, 07/08/2030		1,312	1,350,950

			5,254,512

Communications - Telecommunications – 1.2%
AT&T, Inc. 2.75%, 06/01/2031		203	211,922
3.50%, 09/15/2053(a)		590	564,889
3.65%, 09/15/2059(a)		457	437,463
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		740	803,063
Verizon Communications, Inc. 2.987%, 10/30/2056(a)		460	440,022
3.00%, 03/22/2027		328	361,371
4.862%, 08/21/2046		355	456,775
5.012%, 04/15/2049		44	58,822
Vodafone Group PLC 3.75%, 01/16/2024		1,249	1,362,359

			4,696,686

Consumer Cyclical - Automotive – 1.3%
General Motors Co. 6.125%, 10/01/2025		196	236,137
6.80%, 10/01/2027		279	358,610
General Motors Financial Co., Inc. 2.70%, 08/20/2027		525	555,093
4.30%, 07/13/2025		135	151,354
5.10%, 01/17/2024		665	743,656
5.25%, 03/01/2026		165	194,051
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		1,078	1,164,186
Lear Corp. 3.50%, 05/30/2030		314	340,021
3.80%, 09/15/2027		97	108,291
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,120	1,233,781

			5,085,180

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		507	525,698
3.20%, 08/08/2024		293	308,022
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		93	107,864

			941,584

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.8%
Advance Auto Parts, Inc. 1.75%, 10/01/2027	U.S.$	217	$221,290
3.90%, 04/15/2030		319	363,947
AutoNation, Inc. 4.75%, 06/01/2030		121	145,366
Ralph Lauren Corp. 2.95%, 06/15/2030		1,081	1,157,416
Ross Stores, Inc. 4.70%, 04/15/2027		893	1,049,070

			2,937,089

Consumer Non-Cyclical – 2.8%
Altria Group, Inc. 3.40%, 05/06/2030		750	822,375
4.80%, 02/14/2029		209	247,807
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		616	751,138
5.55%, 01/23/2049		945	1,287,770
Banner Health 1.897%, 01/01/2031		225	226,910
Baptist Healthcare System Obligated Group Series 20B 3.54%, 08/15/2050		524	580,257
BAT Capital Corp. 2.259%, 03/25/2028		1,125	1,148,422
2.726%, 03/25/2031		220	224,085
4.70%, 04/02/2027		480	561,754
Cigna Corp. 3.75%, 07/15/2023		168	181,128
4.125%, 11/15/2025		299	342,675
4.375%, 10/15/2028		399	474,307
Coca-Cola Femsa SAB de CV 1.85%, 09/01/2032		284	280,365
2.75%, 01/22/2030		443	472,238
CommonSpirit Health 1.547%, 10/01/2025		339	346,855
CVS Health Corp. 4.30%, 03/25/2028		70	82,220
5.05%, 03/25/2048		433	563,567
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		270	277,762
Royalty Pharma PLC 1.75%, 09/02/2027(a)		127	129,437
Sutter Health Series 20A 2.294%, 08/15/2030		748	772,849
Tyson Foods, Inc. 3.95%, 08/15/2024		541	599,704
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030		208	232,814

			10,606,439

	Principal Amount (000)		U.S. $ Value

Energy – 4.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	U.S.$	433	$484,726
Boardwalk Pipelines LP 3.40%, 02/15/2031		399	414,258
BP Capital Markets America, Inc. 3.194%, 04/06/2025		685	748,417
Cenovus Energy, Inc. 4.25%, 04/15/2027		42	45,966
Energy Transfer Operating LP 3.75%, 05/15/2030		1,150	1,210,156
4.75%, 01/15/2026		1,138	1,281,832
Eni SpA 4.25%, 05/09/2029(a)		850	993,081
Exxon Mobil Corp. 1.571%, 04/15/2023		1,065	1,093,787
2.992%, 03/19/2025		881	956,784
Husky Energy, Inc. 4.40%, 04/15/2029		1,409	1,577,981
Kinder Morgan, Inc. 3.15%, 01/15/2023		1,700	1,783,538
Marathon Oil Corp. 3.85%, 06/01/2025		111	119,711
6.80%, 03/15/2032		650	815,653
Marathon Petroleum Corp. 5.125%, 12/15/2026		255	303,006
Oleoducto Central SA 4.00%, 07/14/2027(a)		429	462,569
ONEOK, Inc. 4.35%, 03/15/2029		425	477,692
6.35%, 01/15/2031		241	307,564
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		325	353,217
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		482	570,023
5.625%, 03/01/2025		396	461,744
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		294	294,000
Shell International Finance BV 3.25%, 04/06/2050		698	746,720
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		237	246,717
Valero Energy Corp. 2.70%, 04/15/2023		674	702,982

			16,452,124

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		530	574,222

Services – 0.6%
Booking Holdings, Inc. 4.625%, 04/13/2030		925	1,122,238
Expedia Group, Inc. 6.25%, 05/01/2025(a)		75	86,642

	Principal Amount (000)		U.S. $ Value
Mastercard, Inc. 3.30%, 03/26/2027	U.S.$	417	$470,459
3.85%, 03/26/2050		440	545,868

			2,225,207

Technology – 2.4%
Apple, Inc. 2.40%, 08/20/2050		753	720,139
Baidu, Inc. 3.425%, 04/07/2030		202	220,608
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		151	164,561
Broadcom, Inc. 3.50%, 02/15/2041(a)		531	535,551
3.75%, 02/15/2051(a)		186	189,921
4.11%, 09/15/2028		555	626,467
4.15%, 11/15/2030		1,073	1,213,509
5.00%, 04/15/2030		205	243,899
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		469	565,886
Infor, Inc. 1.75%, 07/15/2025(a)		279	287,856
Micron Technology, Inc. 4.185%, 02/15/2027		992	1,151,543
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		132	141,358
Oracle Corp. 2.50%, 04/01/2025		1,031	1,102,211
3.60%, 04/01/2050		1,520	1,685,482
SK Hynix, Inc. 2.375%, 01/19/2031(a)		280	282,008

			9,130,999

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		345	368,637
4.75%, 10/20/2028(a)		401	444,116
Southwest Airlines Co. 5.25%, 05/04/2025		639	733,521

			1,546,274

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		216	237,330
5.875%, 07/05/2034(a)		182	219,200

			456,530

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(a)		457	491,332

			66,481,508

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 11.1%
Banking – 7.6%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	U.S.$	200	$229,640
AIB Group PLC 4.75%, 10/12/2023(a)		225	247,347
American Express Co. Series C 3.502% (LIBOR 3 Month + 3.29%), 03/15/2021(b) (c)		575	570,388
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		510	584,399
Banco de Credito del Peru 3.125%, 07/01/2030(a)		635	650,888
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		443	506,681
Banco Santander SA 5.179%, 11/19/2025		1,000	1,165,180
Bank of America Corp. Series DD 6.30%, 03/10/2026(b)		185	214,556
Series L 3.95%, 04/21/2025		1,455	1,624,842
Series Z 6.50%, 10/23/2024(b)		289	328,711
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(b)		166	181,853
Barclays Bank PLC 6.86%, 06/15/2032(a) (b)		129	182,375
BNP Paribas SA 1.323%, 01/13/2027(a)		489	490,042
BPCE SA 5.70%, 10/22/2023(a)		230	259,477
Capital One Financial Corp. 2.60%, 05/11/2023		579	605,142
Series E 4.025% (LIBOR 3 Month + 3.80%), 03/01/2021(b) (c)		43	42,730
CIT Group, Inc. 5.25%, 03/07/2025		383	439,975
CITIC Ltd. 2.85%, 02/25/2030(a)		317	326,114
Citigroup, Inc. 4.45%, 09/29/2027		721	839,230
5.95%, 01/30/2023(b)		216	226,597
Series Q 4.316% (LIBOR 3 Month + 4.10%), 05/15/2021(b) (c)		575	574,333

		Principal Amount (000)	U.S. $ Value
Series R 4.699% (LIBOR 3 Month + 4.48%), 05/15/2021(b) (c)	U.S.$	240	$240,382
Series W 4.00%, 12/10/2025(b)		329	334,978
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)		505	578,836
Cooperatieve Rabobank UA 4.375%, 08/04/2025		1,373	1,567,664
Credit Agricole SA/London 3.25%, 10/04/2024(a)		257	279,030
Danske Bank A/S 3.244%, 12/20/2025(a)		492	529,008
Deutsche Bank AG/New York NY 2.222%, 09/18/2024		288	296,280
3.961%, 11/26/2025		265	289,724
Discover Bank 4.682%, 08/09/2028		250	266,787
Fifth Third Bancorp Series L 4.50%, 09/30/2025(b)		205	218,079
Goldman Sachs Group, Inc. (The) Series M 4.128% (LIBOR 3 Month + 3.92%), 02/05/2021(b) (c)		482	481,904
HSBC Holdings PLC 4.041%, 03/13/2028		462	525,114
4.25%, 03/14/2024		282	310,223
4.292%, 09/12/2026		536	607,593
6.375%, 03/30/2025(b)		547	598,691
ING Groep NV 6.875%, 04/16/2022(a) (b)		425	442,943
JPMorgan Chase & Co. 2.083%, 04/22/2026		465	486,125
Series I 3.682% (LIBOR 3 Month + 3.47%), 04/30/2021(b) (c)		24	23,888
Series V 3.558% (LIBOR 3 Month + 3.32%), 04/01/2021(b) (c)		161	159,891
Series Z 4.014% (LIBOR 3 Month + 3.80%), 05/01/2021(b) (c)		248	248,050
Morgan Stanley 3.591%, 07/22/2028		1,030	1,163,663
5.00%, 11/24/2025		396	467,672
Series H 3.851% (LIBOR 3 Month + 3.61%), 04/15/2021(b) (c)		79	78,712
Series J 4.051% (LIBOR 3 Month + 3.81%), 04/15/2021(b) (c)		207	207,035
Nationwide Building Society 4.00%, 09/14/2026(a)		546	611,438
Natwest Group PLC 8.625%, 08/15/2021(b)		320	331,299

		Principal Amount (000)	U.S. $ Value
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(b) (c)	U.S.$	700	$686,140
Santander Holdings USA, Inc. 4.40%, 07/13/2027		315	361,135
Standard Chartered PLC 1.722% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		400	375,608
4.30%, 02/19/2027(a)		446	496,652
5.20%, 01/26/2024(a)		350	386,935
7.50%, 04/02/2022(a) (b)		363	380,834
State Street Corp. 2.901%, 03/30/2026		77	83,499
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)		692	782,168
UBS AG/Stamford CT 7.625%, 08/17/2022		620	684,325
UBS Group AG 7.00%, 02/19/2025(a) (b)		312	355,565
7.125%, 08/10/2021(a) (b)		578	593,664
UniCredit SpA 2.569%, 09/22/2026(a)		1,125	1,140,919
US Bancorp Series J 5.30%, 04/15/2027(b)		380	423,829
Wells Fargo & Co. 2.188%, 04/30/2026		542	566,840
3.90%, 03/15/2026(b)		273	272,986

			29,226,608

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)		568	629,849

Finance – 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/2023		200	208,330
4.125%, 07/03/2023		233	248,562
4.50%, 09/15/2023		281	304,056
6.50%, 07/15/2025		179	211,746
Air Lease Corp. 2.875%, 01/15/2026		207	218,060
3.625%, 04/01/2027		34	37,019
3.875%, 07/03/2023		62	66,260
4.25%, 02/01/2024		244	266,421
Aircastle Ltd. 2.85%, 01/26/2028(a)		810	792,609
4.125%, 05/01/2024		152	160,964
4.25%, 06/15/2026		28	30,045
4.40%, 09/25/2023		380	406,300
5.00%, 04/01/2023		31	33,300
5.25%, 08/11/2025(a)		384	427,550

		Principal Amount (000)	U.S. $ Value
Aviation Capital Group LLC 1.95%, 01/30/2026(a)	U.S.$	415	$411,747
2.875%, 01/20/2022(a)		64	65,135
3.50%, 11/01/2027(a)		136	143,194
3.875%, 05/01/2023(a)		328	345,220
4.125%, 08/01/2025(a)		5	5,425
4.375%, 01/30/2024(a)		135	145,541
4.875%, 10/01/2025(a)		153	170,454
5.50%, 12/15/2024(a)		381	430,614
CDBL Funding 1 3.50%, 10/24/2027(a)		215	232,334
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	150	227,890
GE Capital Funding LLC 4.40%, 05/15/2030(a)	U.S.$	1,218	1,409,348
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035		272	317,867
Synchrony Financial 4.50%, 07/23/2025		1,008	1,132,357

			8,448,348

Insurance – 0.8%
Alleghany Corp. 3.625%, 05/15/2030		777	875,811
Centene Corp. 4.25%, 12/15/2027		116	122,868
4.625%, 12/15/2029		132	146,365
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		294	389,127
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		699	993,447
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		246	416,569
Voya Financial, Inc. 5.65%, 05/15/2053		180	190,723

			3,134,910

Other Finance – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		271	301,100
China Cinda 2020 I Management Ltd. 3.125%, 03/18/2030(a)		595	617,127

			918,227

			42,357,942

Utility – 0.8%
Electric – 0.8%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		274	293,907

		Principal Amount (000)	U.S. $ Value
Colbun SA 3.15%, 03/06/2030(a)	U.S.$	400	$427,750
Enel Chile SA 4.875%, 06/12/2028		514	601,701
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(a)		580	655,075
Kentucky Utilities Co. 3.30%, 06/01/2050		312	335,959
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		211	227,374
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(a)		499	555,917

			3,097,683

Total Corporates - Investment Grade (cost $104,943,537)			111,937,133

COLLATERALIZED MORTGAGE OBLIGATIONS – 16.8%
Risk Share Floating Rate – 14.7%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.98% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)		445	446,811
Series 2018-3A, Class M2 2.88% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (c)		325	326,672
Series 2019-1A, Class M1B 1.88% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (c)		1,000	1,001,931
Series 2019-2A, Class M1C 2.13% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (c)		487	490,650
Series 2019-2A, Class M2 3.23% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (c)		325	326,019
Series 2019-3A, Class M1B 1.73% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)		359	359,638
Series 2019-3A, Class M1C 2.08% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (c)		263	263,366
Series 2019-4A, Class M1B 2.13% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		885	887,393
Series 2019-4A, Class M1C 2.63% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (c)		750	758,476
Series 2019-4A, Class M2 2.98% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (c)		540	544,517
Series 2020-2A, Class M1B 3.33% (LIBOR 1 Month + 3.20%), 08/26/2030(a) (c)		335	339,031

		Principal Amount (000)	U.S. $ Value
Series 2020-3A, Class M1B 2.98% (LIBOR 1 Month + 2.85%), 10/25/2030(a) (c)	U.S.$	220	$221,495
Series 2020-4A, Class M2A 2.75% (LIBOR 1 Month + 2.60%), 06/25/2030(a) (c)		310	310,824
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.53% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		196	196,981
Series 2019-HRP1, Class M2 2.28% (LIBOR 1 Month + 2.15%), 11/25/2039(a) (c)		631	626,759
Series 2019-R01, Class 2M2 2.58% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (c)		525	526,263
Series 2019-R02, Class 1M2 2.43% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		174	174,832
Series 2019-R03, Class 1M2 2.28% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (c)		359	359,381
Series 2019-R04, Class 2M2 2.23% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (c)		485	485,298
Series 2019-R05, Class 1M2 2.13% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (c)		394	394,885
Series 2019-R06, Class 2M2 2.23% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		632	633,040
Series 2019-R07, Class 1M2 2.23% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (c)		682	682,131
Series 2020-R01, Class 1B1 3.38% (LIBOR 1 Month + 3.25%), 01/25/2040(a) (c)		500	490,634
Series 2020-R01, Class 1M2 2.18% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (c)		1,100	1,100,343
Series 2020-R02, Class 2M2 2.13% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (c)		950	949,703
Series 2020-SBT1, Class 1M2 3.78% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		1,000	1,022,528
Series 2020-SBT1, Class 2M2 3.78% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		300	309,565
Eagle Re Ltd. Series 2018-1, Class M2 3.13% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (c)		325	327,188

		Principal Amount (000)	U.S. $ Value
Series 2019-1, Class M2 3.43% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (c)	U.S.$	325	$326,653
Series 2020-1, Class M1A 1.03% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)		950	946,790
Series 2020-2, Class M1B 4.13% (LIBOR 1 Month + 4.00%), 10/25/2030(a) (c)		1,579	1,606,758
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 4.93% (LIBOR 1 Month + 4.80%), 05/25/2028(c)		392	407,737
Series 2016-DNA4, Class M3 3.93% (LIBOR 1 Month + 3.80%), 03/25/2029(c)		951	987,772
Series 2016-HQA3, Class M3 3.98% (LIBOR 1 Month + 3.85%), 03/25/2029(c)		1,162	1,200,664
Series 2017-DNA2, Class B1 5.28% (LIBOR 1 Month + 5.15%), 10/25/2029(c)		750	813,830
Series 2017-DNA3, Class M2 2.63% (LIBOR 1 Month + 2.50%), 03/25/2030(c)		250	254,462
Series 2017-HQA1, Class M2 3.68% (LIBOR 1 Month + 3.55%), 08/25/2029(c)		849	873,108
Series 2017-HQA2, Class B1 4.88% (LIBOR 1 Month + 4.75%), 12/25/2029(c)		800	850,063
Series 2017-HQA2, Class M2 2.78% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		231	233,817
Series 2017-HQA2, Class M2B 2.78% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		560	563,372
Series 2017-HQA3, Class B1 4.58% (LIBOR 1 Month + 4.45%), 04/25/2030(c)		750	770,522
Series 2017-HQA3, Class M2 2.48% (LIBOR 1 Month + 2.35%), 04/25/2030(c)		575	583,267
Series 2018-HQA2, Class B1 4.38% (LIBOR 1 Month + 4.25%), 10/25/2048(a) (c)		1,250	1,294,042
Series 2019-DNA1, Class B2 10.88% (LIBOR 1 Month + 10.75%), 01/25/2049(c) (d)		750	870,598
Series 2019-DNA1, Class M2 2.78% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (c)		931	939,156

		Principal Amount (000)	U.S. $ Value
Series 2019-DNA3, Class B1 3.398% (LIBOR 1 Month + 3.25%), 07/25/2049(a) (c)	U.S.$	600	$609,008
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)		573	572,558
Series 2019-DNA4, Class M2 2.08% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (c)		742	741,899
Series 2019-FTR2, Class B1 3.13% (LIBOR 1 Month + 3.00%), 11/25/2048(a) (c)		750	715,534
Series 2019-FTR2, Class M2 2.28% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (c)		895	893,320
Series 2019-FTR3, Class B2 4.948% (LIBOR 1 Month + 4.80%), 09/25/2047(c) (d)		700	684,250
Series 2019-HQA1, Class M2 2.48% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (c)		579	581,744
Series 2019-HQA2, Class B1 4.23% (LIBOR 1 Month + 4.10%), 04/25/2049(a) (c)		750	770,384
Series 2019-HQA3, Class B1 3.13% (LIBOR 1 Month + 3.00%), 09/25/2049(a) (c)		500	497,502
Series 2019-HQA3, Class M2 1.98% (LIBOR 1 Month + 1.85%), 09/25/2049(a) (c)		252	251,380
Series 2019-HQA4, Class B1 3.08% (LIBOR 1 Month + 2.95%), 11/25/2049(a) (c)		750	750,469
Series 2020-DNA1, Class M2 1.83% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (c)		890	888,655
Series 2020-DNA2, Class M2 1.98% (LIBOR 1 Month + 1.85%), 02/25/2050(a) (c)		690	688,273
Series 2020-DNA5, Class M2 2.882% (SOFR + 2.80%), 10/25/2050(a) (c)		620	627,560
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 4.43% (LIBOR 1 Month + 4.30%), 02/25/2025(c)		283	288,849
Series 2015-C01, Class 2M2 4.68% (LIBOR 1 Month + 4.55%), 02/25/2025(c)		61	61,614
Series 2015-C02, Class 1M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		258	263,100

		Principal Amount (000)	U.S. $ Value
Series 2015-C02, Class 2M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	U.S.$	85	$86,539
Series 2015-C03, Class 1M2 5.13% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		249	255,756
Series 2015-C03, Class 2M2 5.13% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		154	157,127
Series 2015-C04, Class 1M2 5.83% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		404	429,055
Series 2016-C02, Class 1B 12.38% (LIBOR 1 Month + 12.25%), 09/25/2028(c)		149	186,686
Series 2016-C03, Class 1B 11.88% (LIBOR 1 Month + 11.75%), 10/25/2028(c)		99	122,411
Series 2016-C05, Class 2M2 4.58% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		600	621,594
Series 2016-C06, Class 1B 9.38% (LIBOR 1 Month + 9.25%), 04/25/2029(c)		379	426,202
Series 2016-C06, Class 1M2 4.38% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		279	289,357
Series 2016-C07, Class 2B 9.63% (LIBOR 1 Month + 9.50%), 05/25/2029(c)		379	432,938
Series 2017-C01, Class 1B1 5.88% (LIBOR 1 Month + 5.75%), 07/25/2029(c)		750	815,710
Series 2017-C01, Class 1M2 3.68% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		324	334,753
Series 2017-C02, Class 2B1 5.63% (LIBOR 1 Month + 5.50%), 09/25/2029(c)		750	798,993
Series 2017-C02, Class 2M2C 3.78% (LIBOR 1 Month + 3.65%), 09/25/2029(c)		618	637,343
Series 2017-C03, Class 1M2 3.13% (LIBOR 1 Month + 3.00%), 10/25/2029(c)		666	679,547
Series 2017-C04, Class 2M2 2.98% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		275	279,931
Series 2017-C06, Class 2B1 4.58% (LIBOR 1 Month + 4.45%), 02/25/2030(c)		750	772,743
Series 2017-C07, Class 1B1 4.13% (LIBOR 1 Month + 4.00%), 05/25/2030(c)		305	314,160

		Principal Amount (000)	U.S. $ Value
Series 2017-C07, Class 2B1 4.58% (LIBOR 1 Month + 4.45%), 05/25/2030(c)	U.S.$	750	$781,234
Home Re Ltd. Series 2018-1, Class B1 4.13% (LIBOR 1 Month + 4.00%), 10/25/2028(c) (d)		500	498,209
Series 2020-1, Class M1B 3.38% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (c)		510	520,122
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.38% (LIBOR 1 Month + 4.25%), 11/25/2024(c) (d)		45	43,352
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.03% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (c)		900	867,433
Oaktown Re V Ltd. Series 2020-2A, Class M1B 3.73% (LIBOR 1 Month + 3.60%), 10/25/2030(a) (c)		934	945,877
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.128% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (d)		329	314,292
Series 2019-2R, Class A 2.878% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (d)		443	428,088
Series 2019-3R, Class A 2.828% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (d)		317	317,104
Series 2020-1R, Class A 2.478% (LIBOR 1 Month + 2.35%), 02/27/2023(c) (d)		510	505,353
Radnor Re Ltd. Series 2018-1, Class B1 3.93% (LIBOR 1 Month + 3.80%), 03/25/2028(c) (d)		500	507,807
Series 2019-1, Class M1B 2.08% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (c)		635	636,526
Series 2019-2, Class M1B 1.88% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (c)		351	351,809
Series 2020-1, Class M1A 1.08% (LIBOR 1 Month + 0.95%), 02/25/2030(a) (c)		900	899,732
Series 2020-1, Class M2A 2.13% (LIBOR 1 Month + 2.00%), 02/25/2030(a) (c)		850	846,812
Series 2020-2, Class M1C 4.73% (LIBOR 1 Month + 4.60%), 10/25/2030(a) (c)		376	383,442

		Principal Amount (000)	U.S. $ Value
STACR Trust Series 2018-DNA3, Class M2 2.23% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (c)	U.S.$	278	$277,942
Triangle Re Ltd. Series 2020-1, Class M1B 4.03% (LIBOR 1 Month + 3.90%), 10/25/2030(a) (c)		1,075	1,094,807
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.38% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (d)		271	264,593
Series 2015-WF1, Class 2M2 5.63% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (d)		76	74,751

			56,165,194

Agency Floating Rate – 0.9%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 6.024% (6.15% – LIBOR 1 Month), 09/15/2047(c) (e)		1,205	213,466
Series 4981, Class HS 5.97% (6.10% – LIBOR 1 Month), 06/25/2050(c) (e)		3,856	734,919
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.41% (6.54% – LIBOR 1 Month), 12/25/2041(c) (e)		694	140,666
Series 2015-90, Class SL 6.02% (6.15% – LIBOR 1 Month), 12/25/2045(c) (e)		1,389	330,559
Series 2016-77, Class DS 5.87% (6.00% – LIBOR 1 Month), 10/25/2046(c) (e)		1,167	239,534
Series 2017-16, Class SG 5.92% (6.05% – LIBOR 1 Month), 03/25/2047(c) (e)		1,345	277,897
Series 2017-26, Class TS 5.82% (5.95% – LIBOR 1 Month), 04/25/2047(c) (e)		1,366	317,258
Series 2017-62, Class AS 6.002% (6.15% – LIBOR 1 Month), 08/25/2047(c) (e)		1,354	262,547
Series 2017-81, Class SA 6.07% (6.20% – LIBOR 1 Month), 10/25/2047(c) (e)		1,439	327,552
Series 2017-97, Class LS 6.052% (6.20% – LIBOR 1 Month), 12/25/2047(c) (e)		1,310	325,878

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association Series 2017-65, Class ST 6.019% (6.15% – LIBOR 1 Month), 04/20/2047(c) (e)	U.S.$	1,300	$279,038

			3,449,314

Agency Fixed Rate – 0.7%
Federal Home Loan Mortgage Corp. REMICs Series 4976, Class MI 4.50%, 05/25/2050(f)		2,777	447,946
Series 5015, Class BI 4.00%, 09/25/2050(f)		2,130	353,772
Series 5018, Class EI 4.00%, 10/25/2050(f)		1,762	251,238
Series 5049, Class CI 3.50%, 12/25/2050(f)		2,370	315,433
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.688%, 05/28/2035		65	62,270
Federal National Mortgage Association REMICs
Series 2016-31, Class IO 5.00%, 06/25/2046(f)		4,085	658,890
Series 2020-89, Class KI 4.00%, 12/25/2050(f)		4,537	717,322

			2,806,871

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		238	189,447
Series 2006-28CB, Class A14 6.25%, 10/25/2036		173	128,400
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		115	105,892
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		55	35,858
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		199	140,564
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.643%, 07/25/2036		508	434,256
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032		452	250,994

			1,285,411

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.2%
Chase Mortgage Finance Corp. Series 2019-CL1, Class M3 2.23% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (c)	U.S.$	164	$165,795
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.51% (LIBOR 1 Month + 0.38%), 12/25/2036(c)		522	261,379
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.63% (LIBOR 1 Month + 0.50%), 03/25/2035(c)		126	114,345
Impac Secured Assets Corp. Series 2005-2, Class A2D 0.99% (LIBOR 1 Month + 0.86%), 03/25/2036(c)		227	200,858
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 0.47% (LIBOR 1 Month + 0.34%), 03/25/2037(c)		560	46,236

			788,613

Total Collateralized Mortgage Obligations (cost $65,859,375)			64,495,403

COMMERCIAL MORTGAGE-BACKED SECURITIES – 14.9%
Non-Agency Fixed Rate CMBS – 11.6%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		960	861,436
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		860	957,908
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		735	812,782
Series 2016-C4, Class AM 3.691%, 05/10/2058		375	413,096
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		1,305	1,367,876
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		500	525,767
Series 2013-GC17, Class D 5.109%, 11/10/2046(a)		565	507,363
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,223	1,326,563
Series 2015-GC35, Class A4 3.818%, 11/10/2048		340	383,633
Series 2016-GC36, Class A5 3.616%, 02/10/2049		425	476,670

	Principal Amount (000)		U.S. $ Value
Series 2018-B2, Class A4 4.009%, 03/10/2051	U.S.$	1,050	$1,218,736
COMM Mortgage Trust Series 2013-LC6, Class B 3.739%, 01/10/2046		1,580	1,632,415
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		169	169,924
Series 2014-LC17, Class B 4.49%, 10/10/2047		800	879,913
Series 2014-UBS6, Class AM 4.048%, 12/10/2047		375	412,995
Series 2015-3BP, Class A 3.178%, 02/10/2035(a)		170	183,528
Series 2015-CR24, Class A5 3.696%, 08/10/2048		430	480,252
Series 2015-CR25, Class A4 3.759%, 08/10/2048		1,045	1,173,665
Series 2015-DC1, Class A5 3.35%, 02/10/2048		765	838,230
Series 2015-PC1, Class A5 3.902%, 07/10/2050		685	768,090
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		332	365,429
Series 2015-C3, Class A4 3.718%, 08/15/2048		573	636,843
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,450	1,627,211
DBUBS Mortgage Trust Series 2011-LC1A, Class C 5.535%, 11/10/2046 (a)		730	729,450
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.376%, 08/10/2044(a)		252	153,914
Series 2012-GC6, Class B 5.651%, 01/10/2045(a)		600	613,525
Series 2012-GCJ9, Class AS 3.124%, 11/10/2045		762	788,030
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		766	765,101
Series 2014-GC22, Class A5 3.862%, 06/10/2047		658	722,758
Series 2018-GS9, Class A4 3.992%, 03/10/2051		1,125	1,304,012
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(c) (d) (g)		710	755,178
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.424%, 08/15/2046(a)		127	114,732
Series 2012-C6, Class D 5.142%, 05/15/2045		690	620,238
Series 2012-C6, Class E 5.142%, 05/15/2045(a)		389	237,106

	Principal Amount (000)		U.S. $ Value
Series 2012-C8, Class AS 3.424%, 10/15/2045(a)	U.S.$	850	$878,902
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		735	807,395
Series 2014-C24, Class C 4.407%, 11/15/2047		890	860,543
Series 2015-C30, Class A5 3.822%, 07/15/2048		425	477,975
Series 2015-C31, Class A3 3.801%, 08/15/2048		1,009	1,132,540
Series 2015-C33, Class A4 3.77%, 12/15/2048		1,050	1,181,552
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.054%, 09/15/2050(f)		4,681	228,974
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		130	75,244
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		544	555,708
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.892%, 06/15/2047		730	793,413
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.538%, 09/15/2047(a)		68	67,520
Series 2016-UB12, Class A4 3.596%, 12/15/2049		660	741,119
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051		750	883,349
Series 2018-C8, Class A4 3.983%, 02/15/2051		720	830,476
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,300	1,508,720
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		1,098	1,137,293
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class A5 3.451%, 02/15/2048		1,040	1,137,138
Series 2015-SG1, Class A4 3.789%, 09/15/2048		723	801,272
Series 2015-SG1, Class C 4.462%, 09/15/2048		516	464,934
Series 2016-C35, Class XA 1.925%, 07/15/2048(f)		3,756	294,175
Series 2016-LC24, Class XA 1.654%, 10/15/2049(f)		8,668	614,114
Series 2016-LC25, Class C 4.417%, 12/15/2059		545	563,402

	Principal Amount (000)		U.S. $ Value
Series 2016-NXS6, Class C 4.315%, 11/15/2049	U.S.$	600	$642,986
Series 2018-C43, Class A4 4.012%, 03/15/2051		900	1,044,404
Series 2018-C48, Class A5 4.302%, 01/15/2052		89	105,522
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		480	500,215
Series 2013-C11, Class XA 1.172%, 03/15/2045(a) (f)		7,329	139,943
Series 2014-C24, Class AS 3.931%, 11/15/2047		945	978,256

			44,271,453

Non-Agency Floating Rate CMBS – 3.3%
Ashford Hospitality Trust Series 2018-ASHF, Class A 1.026% (LIBOR 1 Month + 0.90%), 04/15/2035(a) (c)		568	567,729
Series 2018-KEYS, Class A 1.127% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (c)		1,000	995,012
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 1.076% (LIBOR 1 Month + 0.95%), 06/15/2035(a) (c)		750	748,107
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.127% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (c)		1,330	1,295,325
BBCMS Mortgage Trust Series 2020-BID, Class A 2.266% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (c)		627	629,357
BHMS Series 2018-ATLS, Class A 1.377% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (c)		547	546,840
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.946% (LIBOR 1 Month + 0.82%), 06/15/2035(a) (c)		700	696,491
BX Trust Series 2018-EXCL, Class A 1.214% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (c)		780	737,531
CLNY Trust Series 2019-IKPR, Class D 2.152% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (c)		540	510,302
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.16% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)		541	540,418

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.086% (SOFR + 2.00%), 01/25/2051(a) (c)	U.S.$	150	$151,922
Great Wolf Trust Series 2019-WOLF, Class A 1.16% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (c)		1,019	1,019,316
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.326% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (c)		725	725,277
Series 2019-SMP, Class A 1.276% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (c)		700	699,581
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 1.979% (LIBOR 1 Month + 1.85%), 01/16/2037(a) (c)		617	604,994
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.077% (LIBOR 1 Month + 1.95%), 11/15/2026(c) (d)		173	153,348
Series 2019-BPR, Class C 3.176% (LIBOR 1 Month + 3.05%), 05/15/2036(a) (c)		520	379,424
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.91% (LIBOR 1 Month + 0.78%), 07/15/2033(a) (c)		540	538,632
Series 2019-MILE, Class A 1.626% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (c)		379	379,000
Starwood Retail Property Trust Series 2014-STAR, Class A 1.597% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (c)		1,045	773,430

			12,692,036

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO Zero Coupon, 07/16/2046(f)		740	7

Total Commercial Mortgage-Backed Securities (cost $55,497,009)			56,963,496

GOVERNMENTS - TREASURIES – 12.5%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	3,708	937,913

	Principal Amount (000)		U.S. $ Value

United States – 12.3%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	2,825	$2,433,914
2.25%, 08/15/2046		1,378	1,504,604
2.875%, 08/15/2045-11/15/2046		1,556	1,901,037
3.00%, 05/15/2045		80	99,575
3.125%, 08/15/2044(h)		7,419	9,397,406
4.375%, 11/15/2039		1,210	1,770,192
U.S. Treasury Notes 0.125%, 08/31/2022-10/31/2022		17,277	17,279,700
0.875%, 11/15/2030		8,229	8,079,520
1.75%, 12/31/2024(h)		2,098	2,216,668
2.25%, 04/30/2021(h)		2,420	2,432,555

			47,115,171

Total Governments - Treasuries (cost $45,564,109)			48,053,084

MORTGAGE PASS-THROUGHS – 11.7%
Agency Fixed Rate 30-Year – 10.8%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		860	933,261
Series 2020 3.50%, 01/01/2050		1,112	1,224,477
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		127	147,307
Series 2007 5.50%, 07/01/2035		19	22,092
Series 2016 4.00%, 02/01/2046		852	945,031
Series 2017 4.00%, 07/01/2044		650	719,924
Series 2018 4.00%, 08/01/2048-12/01/2048		1,547	1,683,812
4.50%, 03/01/2048-11/01/2048		1,896	2,087,890
5.00%, 11/01/2048		377	423,491
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033-07/01/2033		122	139,926
Series 2004 5.50%, 04/01/2034-01/01/2035		411	476,401
Series 2005 5.50%, 02/01/2035		51	58,557
Series 2007 5.50%, 08/01/2037		243	280,906
Series 2010 4.00%, 12/01/2040		381	421,384
Series 2012 3.50%, 02/01/2042-01/01/2043		2,885	3,190,583
Series 2013 3.50%, 04/01/2043		1,405	1,554,152
4.00%, 10/01/2043		894	988,520
Series 2016 3.50%, 01/01/2047		806	866,182

	Principal Amount (000)			U.S. $ Value
Series 2018 4.00%, 08/01/2048-12/01/2048	U.S.$		1,854	$2,017,921
4.50%, 09/01/2048			2,024	2,227,287
Series 2019 3.50%, 08/01/2049-11/01/2049			2,577	2,792,672
4.00%, 06/01/2049			1,219	1,332,982
Series 2020 3.50%, 01/01/2050			1,083	1,182,041
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046			553	588,040
Uniform Mortgage-Backed Security Series 2021 1.50%, 02/01/2051, TBA			5,590	5,607,469
2.00%, 02/01/2051, TBA			3,645	3,760,045
2.50%, 02/01/2051, TBA			5,360	5,643,913

				41,316,266

Agency Fixed Rate 15-Year – 0.9%
Federal National Mortgage Association Series 2016 2.50%, 08/01/2031-01/01/2032			2,340	2,467,596
Series 2017 2.50%, 02/01/2032			787	829,477

				3,297,073

Other Agency Fixed Rate Programs – 0.0%
Federal Home Loan Mortgage Corp. Series 2012 2.50%, 05/01/2022			23	24,133

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 2.375% (LIBOR 12 Month + 2.00%), 01/01/2037(c)			18	18,915

Total Mortgage Pass-Throughs (cost $43,128,308)				44,656,387

CORPORATES - NON-INVESTMENT GRADE – 4.5%
Industrial – 3.3%
Basic – 0.5%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)			557	547,882
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)		EUR	157	190,887
3.375%, 01/15/2026(a)		U.S.$	379	381,172
Ingevity Corp. 3.875%, 11/01/2028(a)			453	453,820
Sealed Air Corp. 4.00%, 12/01/2027(a)			379	402,680

				1,976,441

	Principal Amount (000)			U.S. $ Value

Capital Goods – 0.3%
GFL Environmental, Inc. 3.50%, 09/01/2028(a)	U.S.$		755	$746,906
TransDigm, Inc. 6.25%, 03/15/2026(a)			362	382,178

				1,129,084

Communications - Media – 0.1%
Cable One, Inc. 4.00%, 11/15/2030(a)			326	335,656
CSC Holdings LLC 6.75%, 11/15/2021			120	124,800

				460,456

Communications - Telecommunications – 0.4%
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)			426	428,867
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)			652	669,128
T-Mobile USA, Inc. 2.875%, 02/15/2031			353	356,241

				1,454,236

Consumer Cyclical - Automotive – 0.4%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)			936	933,828
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)		EUR	130	162,889
Ford Motor Credit Co. LLC 4.063%, 11/01/2024		U.S.$	360	376,927

				1,473,644

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 11.50%, 04/01/2023(a)			401	455,259
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)			364	410,512
11.50%, 06/01/2025(a)			655	757,927

				1,623,698

Consumer Cyclical - Other – 0.4%
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)			567	561,301
4.00%, 05/01/2031(a)			919	944,668

				1,505,969

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)			685	684,130

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)	U.S.$	747	$737,693
Spectrum Brands, Inc. 5.75%, 07/15/2025		512	528,471

			1,266,164

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		225	205,877

Other Industrial – 0.2%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)		752	748,481

			12,528,180

Financial Institutions – 1.2%
Banking – 0.7%
Credit Suisse Group AG 7.50%, 07/17/2023(a) (b)		1,020	1,107,638
Discover Financial Services Series D 6.125%, 06/23/2025(b)		1,087	1,222,984
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		288	313,499

			2,644,121

Finance – 0.3%
Navient Corp. 6.625%, 07/26/2021		440	449,706
7.25%, 01/25/2022		99	102,563
SLM Corp. 4.20%, 10/29/2025		587	622,631

			1,174,900

Insurance – 0.2%
Molina Healthcare, Inc. 3.875%, 11/15/2030(a)		837	895,289

			4,714,310

Total Corporates-Non - Investment Grade (cost $16,593,098)			17,242,490

ASSET-BACKED SECURITIES – 4.2%
Autos - Fixed Rate – 2.4%
Avis Budget Rental Car Funding AESOP LLC Series 2016-1A, Class A 2.99%, 06/20/2022(a)		348	350,418
Series 2018-1A, Class A 3.70%, 09/20/2024(a)		920	984,638
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		755	824,064

	Principal Amount (000)		U.S. $ Value
CPS Auto Trust Series 2017-A, Class E 7.07%, 04/15/2024(a)	U.S.$	550	$568,606
Exeter Automobile Receivables Trust Series 2016-3A, Class D 6.40%, 07/17/2023(a)		350	357,451
Series 2017-1A, Class D 6.20%, 11/15/2023(a)		525	541,322
Series 2017-3A, Class C 3.68%, 07/17/2023(a)		385	392,430
First Investors Auto Owner Trust Series 2018-1A, Class E 5.35%, 07/15/2024(a)		1,000	1,052,569
Series 2020-1A, Class A 1.49%, 01/15/2025(a)		307	308,763
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/2023(a)		350	353,473
Series 2016-4, Class E 6.44%, 01/16/2024(a)		565	583,108
Series 2019-3, Class E 3.84%, 12/15/2026(a)		960	1,017,805
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	1,038,469
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.67%, 09/25/2021(a)		35	35,412
Series 2017-1A, Class A 2.96%, 10/25/2021(a)		198	198,875
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		142	142,910
Series 2019-2A, Class A 3.42%, 05/25/2025(a)		105	104,910
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(a)		217	217,072

			9,072,295

Other ABS - Fixed Rate – 1.1%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025 (a)		467	471,982
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		333	380,586
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		1,000	1,036,920
Marlette Funding Trust Series 2017-1A, Class C 6.658%, 03/15/2024(a)		95	94,833
Series 2018-4A, Class A 3.71%, 12/15/2028(a)		25	24,879

	Principal Amount (000)			U.S. $ Value
Series 2019-3A, Class A 2.69%, 09/17/2029(a)	U.S.$		168	$169,635
Series 2020-1A, Class A 2.24%, 03/15/2030(a)			590	593,110
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(a)			34	34,108
SoFi Consumer Loan Program LLC Series 2017-3, Class A 2.77%, 05/25/2026(a)			10	9,830
Series 2017-4, Class B 3.59%, 05/26/2026(a)			870	884,481
Series 2017-6, Class A2 2.82%, 11/25/2026(a)			80	80,422
Sofi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(a)			76	76,279
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(a)			368	370,857

				4,227,922

Credit Cards - Fixed Rate – 0.7%
World Financial Network Credit Card Master Trust Series 2018-B, Class A 3.46%, 07/15/2025			330	336,493
Series 2018-B, Class M 3.81%, 07/15/2025			825	833,671
Series 2019-A, Class M 3.61%, 12/15/2025			780	800,065
Series 2019-B, Class M 3.04%, 04/15/2026			600	617,943

				2,588,172

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.255% (LIBOR 1 Month + 1.13%), 12/25/2032(c)			17	17,232

Total Asset-Backed Securities (cost $15,466,027)				15,905,621

INFLATION-LINKED SECURITIES – 2.7%
Canada – 0.2%
Canadian Government Real Return Bond 0.50%, 12/01/2050		CAD	715	661,609

Japan – 0.9%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027		JPY	377,237	3,635,440

United States – 1.6%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)		U.S.$	1,055	1,169,001

	Principal Amount (000)		U.S. $ Value
0.375%, 07/15/2025 (TIPS)	U.S.$	4,524	$5,005,987

			6,174,988

Total Inflation-Linked Securities (cost $9,760,166)			10,472,037

EMERGING MARKETS - TREASURIES – 2.6%
Brazil – 2.6%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023 (cost $10,244,544)	BRL	50,332	10,012,694

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Chile – 0.3%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(a)	U.S.$	565	615,320
3.75%, 01/15/2031(a)		201	227,884
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		200	223,438

			1,066,642

China – 0.2%
Sinopec Group Overseas Development 2018 Ltd. 2.70%, 05/13/2030(a)		580	597,539

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		407	448,616
Pertamina Persero PT 6.45%, 05/30/2044(a)		570	767,405

			1,216,021

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)		332	427,616

Mexico – 0.1%
Petroleos Mexicanos
6.75%, 09/21/2047		392	341,824
6.84%, 01/23/2030		143	143,179

			485,003

Peru – 0.2%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)		808	820,372

Total Quasi-Sovereigns (cost $4,253,940)			4,613,193

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO - Floating Rate – 1.2%
Dryden CLO Ltd. Series 2020-77A, Class A 2.224% (LIBOR 3 Month + 2.00%), 05/20/2031(a) (c)	U.S.$	440	$441,228
Elevation CLO Ltd. Series 2020-11A, Class D1 4.091% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (c)		1,000	1,000,462
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.124% (LIBOR 3 Month + 1.90%), 04/20/2031(a) (c)		630	631,299
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.991% (LIBOR 3 Month + 1.75%), 07/15/2030(a) (c)		808	810,199
OCP CLO Ltd. Series 2020-18A, Class A 2.024% (LIBOR 3 Month + 1.80%), 04/20/2030(a) (c)		632	633,625
SCFF I Ltd. Series 2020-1A, Class A2A 3.491% (LIBOR 3 Month + 3.25%), 04/15/2031(a) (c)		750	752,884
Voya CLO Ltd. Series 2019-1A, Class DR 3.091% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (c)		210	208,013

Total Collateralized Loan Obligations (cost $4,458,862)			4,477,710

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 0.9%
Basic – 0.1%
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		377	404,238

Capital Goods – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031(a)		572	572,429
Embraer Netherlands Finance BV
5.40%, 02/01/2027		540	564,570
6.95%, 01/17/2028(a)		219	245,335
Odebrecht Finance Ltd.
5.25%, 06/27/2029(i) (j)		341	15,732
7.125%, 06/26/2042(i) (j)		394	18,545

			1,416,611

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)	U.S.$	417	$436,443

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		330	339,389

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		349	365,795
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d) (i) (k)		660	6,884

			372,679

Services – 0.1%
MercadoLibre, Inc. 2.375%, 01/14/2026		200	201,500

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(a)		315	332,817

			3,503,677

Utility – 0.2%
Electric – 0.2%
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(a)		679	547,124
Terraform Global Operating LLC 6.125%, 03/01/2026(d)		60	61,601

			608,725

Total Emerging Markets - Corporate Bonds (cost $4,784,183)			4,112,402

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		435	442,177
State Board of Administration Finance Corp. Series 2020A 1.705%, 07/01/2027		695	717,775
State of California 5.70%, 11/01/2021		545	567,476
Series 2010 7.625%, 03/01/2040		970	1,666,819

Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		500	503,795

Total Local Governments - US Municipal Bonds (cost $3,571,482)			3,898,042

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 1.0%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	375	$386,484

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050		430	509,819

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		493	551,852

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025(a)		252	277,436

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		453	486,834

United Arab Emirates – 0.4%
Abu Dhabi Government International Bond 1.70%, 03/02/2031(a)		521	515,139
2.50%, 04/16/2025(a)		396	421,740
3.875%, 04/16/2050(a)		356	423,195

			1,360,074

Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031		156	187,948

Total Governments - Sovereign Bonds (cost $3,431,144)			3,760,447

EMERGING MARKETS - SOVEREIGNS – 0.4%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(a)		763	810,687

Oman – 0.2%
Oman Government International Bond 4.875%, 02/01/2025(a)		380	396,981
6.25%, 01/25/2031(a)		245	259,088

			656,069

Total Emerging Markets - Sovereigns (cost $1,393,853)			1,466,756

	Shares

COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%

Mt Logan Re Ltd. (Preference Shares)(g) (i) (l) (m) (cost $944,000)		944	948,701

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
U.S. Treasury Bills – 0.9%

U.S. Treasury Bill Zero Coupon, 02/23/2021 (cost $3,464,859)	U.S.$	3,465	$3,464,915

Short-Term Municipal Notes – 0.0%
New York – 0.0%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021 (cost $186,310)		185	186,513

Total Short-Term Investments (cost $3,651,169)			3,651,428

Total Investments – 106.1% (cost $393,544,806)(n)			406,667,024
Other assets less liabilities – (6.1)%			(23,539,292)

Net Assets – 100.0%			$383,127,732

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	20	March 2021	$4,302,033	$3,132
U.S. 10 Yr Ultra Futures	85	March 2021	13,075,390	(205,758)
U.S. T-Note 2 Yr (CBT) Futures	238	March 2021	52,592,422	4,950
U.S. T-Note 5 Yr (CBT) Futures	53	March 2021	6,671,375	(6,224)
U.S. T-Note 10Yr (CBT) Futures	9	March 2021	1,233,281	(7,958)
U.S. Ultra Bond (CBT) Futures	80	March 2021	16,377,500	(868,376)
Sold Contracts
10 Yr Canadian Bond Futures	20	March 2021	2,308,661	13,706
Euro Buxl 30 Yr Bond Futures	33	March 2021	8,862,431	96,875
Japan 10 Yr Bond (OSE) Futures	3	March 2021	4,348,274	6,139
U.S. Long Bond (CBT) Futures	2	March 2021	337,437	11,685

				$(951,829)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	573	ZAR	8,558	02/04/2021	$(6,879)
Bank of America, NA	USD	937	MXN	18,650	02/25/2021	(29,678)
Barclays Bank PLC	USD	915	ZAR	13,720	02/04/2021	(8,373)
Barclays Bank PLC	CAD	11,434	USD	8,932	02/18/2021	(10,769)
Citibank, NA	BRL	4,782	USD	884	02/02/2021	10,572
Citibank, NA	USD	873	BRL	4,782	02/02/2021	718
Citibank, NA	USD	31	CNY	201	02/10/2021	471

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,870	JPY	402,790	02/26/2021	$(23,920)
Citibank, NA	USD	884	BRL	4,782	03/02/2021	(10,613)
Citibank, NA	KRW	62,929	USD	58	04/22/2021	1,453
HSBC Bank USA	USD	951	IDR	13,319,232	04/15/2021	(9,711)
Morgan Stanley Capital Services, Inc.	BRL	28,792	USD	5,374	03/02/2021	116,156
Morgan Stanley Capital Services, Inc.	NZD	10,717	USD	7,640	03/05/2021	(60,648)
Morgan Stanley Capital Services, Inc.	MYR	4,032	USD	968	03/25/2021	(25,538)
Morgan Stanley Capital Services, Inc.	AUD	9,986	USD	7,749	03/30/2021	115,147
Standard Chartered Bank	USD	1,397	ZAR	20,735	02/04/2021	(26,105)
State Street Bank & Trust Co.	USD	909	BRL	4,782	02/02/2021	(35,503)
State Street Bank & Trust Co.	USD	141	ZAR	2,198	02/04/2021	4,735
State Street Bank & Trust Co.	USD	988	ZAR	14,641	02/04/2021	(20,116)
State Street Bank & Trust Co.	ZAR	46,152	USD	2,980	02/04/2021	(70,584)
State Street Bank & Trust Co.	BRL	26,204	USD	4,955	03/02/2021	169,906
State Street Bank & Trust Co.	NZD	314	USD	228	03/05/2021	1,786
State Street Bank & Trust Co.	USD	199	NZD	274	03/05/2021	(1,901)
State Street Bank & Trust Co.	EUR	155	USD	190	03/17/2021	1,885
State Street Bank & Trust Co.	EUR	157	USD	190	03/17/2021	(603)
State Street Bank & Trust Co.	USD	279	EUR	229	03/17/2021	(1,566)
State Street Bank & Trust Co.	AUD	265	USD	206	03/30/2021	2,861
State Street Bank & Trust Co.	USD	173	AUD	223	03/30/2021	(2,574)
State Street Bank & Trust Co.	USD	5	SEK	42	04/15/2021	(8)
UBS AG	USD	14,135	EUR	11,572	03/17/2021	(79,284)
UBS AG	USD	27	RUB	1,993	03/24/2021	(593)

						$724

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	2.65%	USD	3,070	$280,083	$(279,423)	$559,506
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.95	USD	1,335	117,846	65,640	52,206

						$397,929	$(213,783)	$611,712

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	27,650	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$248,681	$53	$248,628
SEK	121,200	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(108,432)	—	(108,432)
CAD	42,660	08/10/2025	3 Month CDOR	0.698%	Semi-Annual/ Semi-Annual	(170,730)	—	(170,730)
USD	2,000	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(128,431)	—	(128,431)

						$(158,912)	$53	$(158,965)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)%	Monthly	5.95%	USD	461	$55,128	$93,173	$(38,045)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	463	55,367	93,505	(38,138)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	697	83,408	137,917	(54,509)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	692	82,636	141,668	(59,032)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	1,743	208,579	348,023	(139,444)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	3,486	416,868	709,175	(292,307)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)%	Monthly	5.95%	USD	433	$51,779	$75,427	$(23,648)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	368	43,945	74,561	(30,616)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	231	27,624	45,013	(17,389)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	462	55,247	94,711	(39,464)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5	(1,295)	(785)	(510)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5	(1,295)	(627)	(668)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	11	(2,849)	(1,455)	(1,394)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	13	(3,370)	(1,528)	(1,842)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	14	(3,627)	(1,388)	(2,239)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	19	(4,923)	(2,349)	(2,574)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	23	(5,959)	(2,937)	(3,022)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	23	(5,960)	(2,844)	(3,116)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	25	(6,476)	(3,231)	(3,245)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	34	(8,806)	(4,937)	(3,869)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	32	$(8,291)	$(3,956)	$(4,335)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	32	(8,291)	(3,570)	(4,721)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	45	(11,663)	(5,288)	(6,375)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	46	(11,919)	(5,132)	(6,787)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	155	(40,148)	(10,443)	(29,705)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	291	(75,374)	(42,067)	(33,307)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,882	(487,421)	(74,971)	(412,450)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	850	(63,419)	(16,202)	(47,217)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	4	(1,036)	(446)	(590)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	52	(13,469)	(5,940)	(7,529)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	46	(11,915)	(2,573)	(9,342)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	181	(46,882)	(20,166)	(26,716)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	322	(83,404)	(39,538)	(43,866)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	745	(192,967)	(50,878)	(142,089)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	20	(5,180)	(2,960)	(2,220)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	26	$(6,734)	$(2,270)	$(4,464)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	52	(13,469)	(5,005)	(8,464)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	52	(13,469)	(4,625)	(8,844)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	90	(23,319)	(11,247)	(12,072)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	104	(26,937)	(10,940)	(15,997)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	224	(58,020)	(35,675)	(22,345)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	313	(81,072)	(50,567)	(30,505)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	260	(67,344)	(34,480)	(32,864)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	325	(84,180)	(48,681)	(35,499)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	219	(56,725)	(14,148)	(42,577)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	311	(80,554)	(26,186)	(54,368)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	356	(92,210)	(36,958)	(55,252)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	760	(196,852)	(58,956)	(137,896)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	30	(7,771)	(2,852)	(4,919)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	32	(8,289)	(3,043)	(5,246)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	61	(15,800)	(7,585)	(8,215)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	130	$(33,672)	$(15,672)	$(18,000)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	131	(33,931)	(12,419)	(21,512)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	374	(96,872)	(44,693)	(52,179)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	800	(207,214)	(115,206)	(92,008)

						$(1,229,792)	$965,754	$(2,195,546)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Barclays Bank PLC
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD	13,181	06/20/2021	$(77,096)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $133,637,982 or 34.9% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.43% of net assets as of January 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA1, Class B2 10.88%, 01/25/2049	02/11/2000	$1,032,452	$870,598	0.23%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-FTR3, Class B2 4.948%, 09/25/2047	10/07/2000	733,173	684,250	0.18%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	$761,282	$755,178	0.20%
Home Re Ltd. Series 2018-1, Class B1 4.13%, 10/25/2028	12/12/2019	516,040	498,209	0.13%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.38%, 11/25/2024	11/06/2015	44,334	43,352	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.077%, 11/15/2026	11/16/2015	172,248	153,348	0.04%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.128%, 03/27/2024	03/21/2019	329,287	314,292	0.08%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.878%, 05/27/2023	06/07/2019	443,286	428,088	0.11%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.828%, 10/27/2022	10/11/2019	317,193	317,104	0.08%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.478%, 02/27/2023	02/11/2000	510,467	505,353	0.13%
Radnor Re Ltd. Series 2018-1, Class B1 3.93%, 03/25/2028	01/10/2000	516,883	507,807	0.13%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	60,000	61,601	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	365,927	6,884	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.38%, 11/25/2025	09/28/2015	276,244	264,593	0.07%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.63%, 11/25/2025	09/28/2015	77,104	74,751	0.02%

(e)	Inverse interest only security.
(f)	IO - Interest Only.
(g)	Fair valued by the Adviser.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Non-income producing security.
(j)	Defaulted.
(k)	Defaulted matured security.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	01/02/2014	$944,000	$948,701	0.25%

(n)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,599,634 and gross unrealized depreciation of investments was $(9,248,416), resulting in net unrealized appreciation of $10,351,218.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNY – Chinese Yuan Renminbi

EUR – Euro

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REMICs – Real Estate Mortgage Investment Conduits

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Total Return Bond Portfolio

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$111,937,133	$—	$111,937,133
Collateralized Mortgage Obligations	—	64,495,403	—	64,495,403
Commercial Mortgage-Backed Securities	—	56,963,496	—	56,963,496
Governments - Treasuries	—	48,053,084	—	48,053,084
Mortgage Pass-Throughs	—	44,656,387	—	44,656,387
Corporates - Non-Investment Grade	—	17,242,490	—	17,242,490
Asset-Backed Securities	—	15,905,621	—	15,905,621
Inflation-Linked Securities	—	10,472,037	—	10,472,037
Emerging Markets - Treasuries	—	10,012,694	—	10,012,694
Quasi-Sovereigns	—	4,613,193	—	4,613,193
Collateralized Loan Obligations	—	4,477,710	—	4,477,710
Emerging Markets - Corporate Bonds	—	4,112,402	—	4,112,402
Local Governments - US Municipal Bonds	—	3,898,042	—	3,898,042
Governments - Sovereign Bonds	—	3,760,447	—	3,760,447
Emerging Markets - Sovereigns	—	1,466,756	—	1,466,756
Common Stocks	—	—	948,701	948,701
Short-Term Investments:
U.S. Treasury Bills	—	3,464,915	—	3,464,915
Short-Term Municipal Notes	—	186,513	—	186,513

Total Investments in Securities	—	405,718,323	948,701	406,667,024
Other Financial Instruments(a):
Assets:
Futures	136,487	—	—	136,487
Forward Currency Exchange Contracts	—	425,690	—	425,690
Centrally Cleared Credit Default Swaps	—	397,929	—	397,929
Centrally Cleared Interest Rate Swaps	—	248,681	—	248,681
Credit Default Swaps	—	1,080,581	—	1,080,581

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Futures	(1,088,316)	—	—	(1,088,316)
Forward Currency Exchange Contracts	—	(424,966)	—	(424,966)
Centrally Cleared Interest Rate Swaps	—	(407,593)	—	(407,593)
Credit Default Swaps	—	(2,310,373)	—	(2,310,373)
Total Return Swaps	—	(77,096)	—	(77,096)

Total	$(951,829)	$404,651,176	$948,701	$404,648,048

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,612	$36,009	$39,621	$0	$1